Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Operating cash outflows from operating leases	¥ 2,402,489		¥ 2,385,552
Operating cash outflows from finance leases (interest payments)	90,864		2,208
Financing cash outflows from finance leases	101,113	$ 14,459	37,854	¥ 37,511
Right-of-use assets obtained in exchange for lease liabilities	¥ 6,512,719		¥ 3,698,231